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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz         Denver, Colorado   August 4, 2010
   -------------------------------    ----------------   --------------
           [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 57
                                        --------------------

Form 13F Information Table Value Total: $178,135
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                       13F
                                    6/30/2010

          Column 1           Column 2 Column 3 Column 4         Column 5            Column 6  Column 7       Column 8
---------------------------- -------- -------- -------- -------------------------- ---------- -------- ---------------------
                             Title of          Value (x Shares or                  Investment  Other      Voting Authority
       Name of Issuer         Class      Cusip  1,000)  PRN Amount SH/PRN Put/Call Discretion Managers    Sole   Shared None
----------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP             COM      00388130    1,399 98,300     SH              Sole                98,300
ANADIGICS INC                COM      03251510    1,010 231,700    SH              Sole                231,700
AMERIGON INC                 COM      03070L30    1,304 176,700    SH              Sole                176,700
AMERICAN SCIENCE & ENGR INC  COM      02942910    6,127 80,400     SH              Sole                80,400
AMERICA SVC GROUP INC        COM      02364L10    5,384 313,000    SH              Sole                313,000
AXT INC                      COM      00246W10    5,775 1,280,567  SH              Sole                1,280,567
NATUS MEDICAL INC DEL        COM      63905010    3,533 216,900    SH              Sole                216,900
BIOVAIL CORP                 COM      09067J10    3,178 165,200    SH              Sole                165,200
CEVA INC                     COM      15721010    5,322 422,350    SH              Sole                422,350
COGENT INC                   COM      19239Y10    4,534 503,200    SH              Sole                503,200
AMERICAS CAR MART INC        COM      03062T10    4,436 196,034    SH              Sole                196,034
DIGITALGLOBE INC             COM      25389M87    1,720 65,400     SH              Sole                65,400
DG FASTCHANNEL INC           COM      23326R10    1,248 38,300     SH              Sole                38,300
DELUXE CORP                  COM      24801910    3,804 202,900    SH              Sole                202,900
ENTROPIC COMMUNICATIONS INC  COM      29384R10    1,246 196,502    SH              Sole                196,502
EXPONENT INC                 COM      30214U10    2,068 63,214     SH              Sole                63,214
GEO GROUP INC                COM      36159R10    3,801 183,200    SH              Sole                183,200
GRAHAM CORP                  COM      38455610    2,981 198,859    SH              Sole                198,859
GSE SYS INC                  COM      36227K10    1,171 288,416    SH              Sole                288,416
HMS HLDGS CORP               COM      40425J10    2,423 44,690     SH              Sole                44,690
ICON PUB LTD CO              COM      45103T10    2,938 101,700    SH              Sole                101,700
II VI INC                    COM      90210410    3,145 106,149    SH              Sole                106,149
INSPIRE PHARMACEUTICALS INC  COM      45773310    1,861 373,033    SH              Sole                373,033
KING PHARMACEUTICALS INC     COM      49558210    2,731 359,800    SH              Sole                359,800
KMG CHEMICALS INC            COM      48256410    3,067 213,587    SH              Sole                213,587
LITTELFUSE INC               COM      53700810    1,334 42,200     SH              Sole                42,200
LSB INDS INC                 COM      50216010    2,288 171,880    SH              Sole                171,880
MAIDENFORM BRANDS INC        COM      56030510    2,917 143,286    SH              Sole                143,286
MEADOWBROOK INS GROUP INC    COM      58319P10    4,105 475,700    SH              Sole                475,700
MIPS TECHNOLOGIES INC        COM      60456710    3,827 749,014    SH              Sole                749,014
METTLER TOLEDO INTERNATIONAL COM      59268810    4,217 37,780     SH              Sole                37,780
MATRIX SVC CO                COM      57685310    1,268 136,180    SH              Sole                136,180
NETSCOUT SYS INC             COM      64115T10    2,641 185,700    SH              Sole                185,700
NVE CORP                     COM      62944520    6,223 142,970    SH              Sole                142,970
OBAGI MEDICAL PRODUCTS INC   COM      67423R10    2,808 237,590    SH              Sole                237,590
OPLINK COMMUNICATIONS INC    COM      68375Q40    4,096 285,807    SH              Sole                285,807
BANK OF THE OZARKS INC       COM      06390410    1,993 56,200     SH              Sole                56,200
PACIFIC CONTINENTAL CORP     COM      69412V10    1,298 137,045    SH              Sole                137,045
PENN NATL GAMING INC         COM      70756910    1,830 79,200     SH              Sole                79,200
REPUBLIC AWYS HLDGS INC      COM      76027610    1,589 260,000    SH              Sole                260,000
RPM INTL INC                 COM      74968510    3,954 221,660    SH              Sole                221,660
ROSETTA STONE INC            COM      77778010    3,100 135,000    SH              Sole                135,000
ROFIN SINAR TECHNOLOGIES INC COM      77504310    2,959 142,100    SH              Sole                142,100
SUPERIOR ENERGY SVCS INC     COM      86815710    4,733 253,528    SH              Sole                253,528
TECHNE CORP                  COM      87837710    2,338 40,690     SH              Sole                40,690
TENNANT CO                   COM      88034510    2,029 60,000     SH              Sole                60,000
TEMPUR PEDIC INTL INC        COM      88023U10    7,073 230,000    SH              Sole                230,000
DEALERTRACK HLDGS INC        COM      24230910    2,681 163,000    SH              Sole                163,000
TREX CO INC                  COM      89531P10    3,084 153,506    SH              Sole                153,506
TEXAS ROADHOUSE INC          COM      88268110    1,448 114,700    SH              Sole                114,700
TYLER TECHNOLOGIES INC       COM      90225210    4,764 306,960    SH              Sole                306,960
WABTEC CORP                  COM      92974010    3,550 89,000     SH              Sole                89,000
WATERS CORP                  COM      94184810    4,113 63,570     SH              Sole                63,570
WMS INDS INC                 COM      92929710    2,779 70,800     SH              Sole                70,800
VCA ANTECH INC               COM      91819410    1,981 80,000     SH              Sole                80,000
WILLIAMS SONOMA INC          COM      96990410    6,081 245,000    SH              Sole                245,000
WET SEAL INC                 COM      96184010    2,827 774,400    SH              Sole                774,400